JPMorgan U.S. Dividend ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan U.S. Dividend ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.5%
Lockheed Martin Corp.	997	412,569
Automobiles & Parts — 0.4%
Genuine Parts Co.	1,989	304,058
Banks — 2.4%
Comerica, Inc.	2,688	209,046
First Horizon Corp.	13,272	296,762
FNB Corp.	10,406	124,456
Huntington Bancshares, Inc.	30,336	403,165
New York Community Bancorp, Inc. (a)	40,960	434,995
PacWest Bancorp	9,995	280,160
Umpqua Holdings Corp.	3,596	63,326
		1,811,910
Beverages — 2.5%
Coca-Cola Co. (The)	7,382	473,703
Constellation Brands, Inc., Class A	886	218,231
Keurig Dr Pepper, Inc.	11,242	435,515
Molson Coors Beverage Co., Class B	5,578	333,285
PepsiCo, Inc.	2,780	486,389
		1,947,123
Chemicals — 4.3%
Celanese Corp.	1,141	134,079
CF Industries Holdings, Inc.	3,992	381,196
Chemours Co. (The)	11,140	396,473
Dow, Inc.	7,325	389,763
Eastman Chemical Co.	3,956	379,499
Huntsman Corp.	12,695	367,647
International Flavors & Fragrances, Inc.	1,948	241,649
LyondellBasell Industries NV, Class A	4,418	393,732
NewMarket Corp.	143	44,444
Olin Corp.	7,433	388,523
Scotts Miracle-Gro Co. (The)	509	45,276
Valvoline, Inc.	3,507	112,996
		3,275,277
Construction & Materials — 0.4%
MDU Resources Group, Inc.	11,965	341,840
Consumer Services — 0.6%
H&R Block, Inc.	12,336	492,947
Electricity — 12.9%
AES Corp. (The)	18,167	403,671
Alliant Energy Corp.	6,976	425,048
American Electric Power Co., Inc.	4,610	454,362
Avangrid, Inc.	5,404	263,337
CMS Energy Corp.	6,291	432,380
Consolidated Edison, Inc.	4,773	473,816
Dominion Energy, Inc.	5,722	469,090

JPMorgan U.S. Dividend ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electricity — continued
DTE Energy Co.	3,553	462,956
Edison International	6,765	458,464
Entergy Corp.	3,908	449,928
Evergy, Inc.	6,805	464,509
Eversource Energy	4,542	400,695
Exelon Corp.	9,846	457,741
FirstEnergy Corp.	11,028	453,251
Hawaiian Electric Industries, Inc.	6,132	259,384
IDACORP, Inc.	2,188	244,443
NRG Energy, Inc.	10,297	388,712
OGE Energy Corp.	10,173	417,907
Pinnacle West Capital Corp.	6,145	451,473
PPL Corp.	15,991	465,018
Public Service Enterprise Group, Inc.	6,914	454,042
Southern Co. (The)	6,296	484,099
Vistra Corp.	9,010	232,908
Xcel Energy, Inc.	5,547	405,929
		9,873,163
Electronic & Electrical Equipment — 1.1%
Emerson Electric Co.	4,337	390,634
Hubbell, Inc.	2,045	447,896
		838,530
Finance & Credit Services — 0.5%
OneMain Holdings, Inc.	9,478	352,582
Food Producers — 9.1%
Archer-Daniels-Midland Co.	5,352	442,985
Bunge Ltd.	4,240	391,479
Campbell Soup Co.	9,676	477,511
Conagra Brands, Inc.	13,139	449,485
Flowers Foods, Inc.	15,061	427,883
General Mills, Inc.	6,640	496,605
Hershey Co. (The)	2,040	465,038
Hormel Foods Corp.	9,162	452,053
Ingredion, Inc.	3,419	311,061
J M Smucker Co. (The)	3,259	431,231
Kellogg Co.	6,526	482,402
Kraft Heinz Co. (The)	11,319	416,879
Lamb Weston Holdings, Inc.	5,540	441,316
McCormick & Co., Inc. (Non-Voting)	4,296	375,256
Mondelez International, Inc., Class A	7,330	469,413
Tyson Foods, Inc., Class A	5,086	447,619
		6,978,216
Gas, Water & Multi-utilities — 3.9%
Ameren Corp.	3,148	293,142
Duke Energy Corp.	4,204	462,146
National Fuel Gas Co.	4,792	346,653

JPMorgan U.S. Dividend ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Gas, Water & Multi-utilities — continued
NiSource, Inc.	15,076	458,310
Sempra Energy	2,930	485,794
UGI Corp.	10,738	463,452
WEC Energy Group, Inc.	4,573	474,723
		2,984,220
General Industrials — 3.2%
3M Co.	2,753	394,340
Amcor plc	29,599	383,307
Eaton Corp. plc	2,711	402,285
Packaging Corp. of America	2,980	419,018
RPM International, Inc.	1,789	161,725
Sonoco Products Co.	5,702	362,020
Westrock Co.	8,263	350,021
		2,472,716
Health Care Providers — 1.1%
Encompass Health Corp.	5,775	292,330
Enhabit, Inc. *	2,874	50,324
UnitedHealth Group, Inc.	918	497,868
		840,522
Household Goods & Home Construction — 1.2%
Leggett & Platt, Inc.	8,690	344,472
Newell Brands, Inc.	19,843	401,027
Whirlpool Corp.	1,097	189,638
		935,137
Industrial Engineering — 0.8%
Caterpillar, Inc.	1,053	208,757
Cummins, Inc.	1,670	369,588
		578,345
Industrial Materials — 0.6%
International Paper Co.	10,067	430,566
Industrial Metals & Mining — 1.8%
Fastenal Co.	3,474	178,425
Reliance Steel & Aluminum Co.	1,471	279,858
Southern Copper Corp. (Peru)	5,998	298,700
Steel Dynamics, Inc.	6,112	476,003
Timken Co. (The)	2,072	135,467
		1,368,453
Industrial Support Services — 1.3%
MSC Industrial Direct Co., Inc., Class A	1,563	129,198
Paychex, Inc.	3,569	457,831
Western Union Co. (The)	22,232	378,389
		965,418
Industrial Transportation — 1.3%
PACCAR, Inc.	2,912	266,506

JPMorgan U.S. Dividend ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Transportation — continued
Ryder System, Inc.	3,815	298,791
United Parcel Service, Inc., Class B	2,239	436,359
		1,001,656
Investment Banking & Brokerage Services — 1.6%
Apollo Global Management, Inc.	2,642	150,858
Franklin Resources, Inc.	14,002	384,355
Invesco Ltd.	19,952	353,948
Janus Henderson Group plc	2,838	73,135
Lazard Ltd., Class A	6,259	235,777
		1,198,073
Leisure Goods — 0.6%
Garmin Ltd.	1,488	145,258
Harley-Davidson, Inc.	5,739	216,992
Hasbro, Inc.	1,662	130,833
		493,083
Life Insurance — 1.0%
Principal Financial Group, Inc.	3,109	208,116
Prudential Financial, Inc.	4,529	452,855
Unum Group	4,525	145,660
		806,631
Media — 0.6%
Nielsen Holdings plc	3,035	72,689
Omnicom Group, Inc.	5,261	367,428
		440,117
Medical Equipment & Services — 1.9%
Abbott Laboratories	3,552	386,600
Becton Dickinson and Co.	1,370	334,705
Medtronic plc	3,576	330,851
Quest Diagnostics, Inc.	2,783	380,074
		1,432,230
Mortgage Real Estate Investment Trusts — 2.1%
AGNC Investment Corp.	31,624	398,779
Annaly Capital Management, Inc.	57,872	398,159
New Residential Investment Corp.	36,625	399,579
Starwood Property Trust, Inc.	17,165	405,437
		1,601,954
Non-life Insurance — 1.4%
American Financial Group, Inc.	872	116,569
Fidelity National Financial, Inc.	2,746	109,730
Old Republic International Corp.	17,932	417,278
Progressive Corp. (The)	3,999	460,125
		1,103,702
Non-Renewable Energy — 4.5%
Antero Midstream Corp.	38,603	388,346

JPMorgan U.S. Dividend ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Chevron Corp.	2,584	423,207
Exxon Mobil Corp.	4,511	437,251
Kinder Morgan, Inc.	22,700	408,373
ONEOK, Inc.	6,644	396,913
Phillips 66	4,266	379,674
Targa Resources Corp.	3,241	223,985
Valero Energy Corp.	3,228	357,566
Williams Cos., Inc. (The)	12,988	442,761
		3,458,076
Personal Care, Drug & Grocery Stores — 5.1%
Albertsons Cos., Inc., Class A	4,476	120,181
AmerisourceBergen Corp.	921	134,402
Clorox Co. (The)	3,428	486,228
Colgate-Palmolive Co.	5,927	466,692
CVS Health Corp.	4,408	421,757
Kimberly-Clark Corp.	3,555	468,514
Kroger Co. (The)	7,660	355,730
Procter & Gamble Co. (The)	2,998	416,452
Spectrum Brands Holdings, Inc.	2,784	193,599
Sysco Corp.	5,400	458,460
Walgreens Boots Alliance, Inc.	9,892	391,921
		3,913,936
Personal Goods — 0.6%
Hanesbrands, Inc.	39,404	440,537
Pharmaceuticals, Biotechnology & Marijuana Producers — 5.7%
AbbVie, Inc.	3,059	438,997
Amgen, Inc.	1,855	459,057
Bristol-Myers Squibb Co.	6,049	446,295
Cardinal Health, Inc.	8,085	481,543
Eli Lilly & Co.	1,111	366,286
Gilead Sciences, Inc.	6,423	383,774
Johnson & Johnson	2,595	452,879
Merck & Co., Inc.	5,209	465,372
Perrigo Co. plc	9,367	392,196
Pfizer, Inc.	8,209	414,637
Viatris, Inc.	10,951	106,115
		4,407,151
Precious Metals & Mining — 0.4%
Newmont Corp.	5,971	270,367
Real Estate Investment Trusts — 9.0%
Brixmor Property Group, Inc.	13,180	305,512
EPR Properties	3,926	211,258
Gaming and Leisure Properties, Inc.	8,602	447,218
Healthcare Realty Trust, Inc.	4,152	108,990
Healthpeak Properties, Inc.	11,699	323,243
Highwoods Properties, Inc.	2,441	86,826

JPMorgan U.S. Dividend ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Iron Mountain, Inc.	8,876	430,397
Kimco Realty Corp.	17,545	387,920
Medical Properties Trust, Inc.	28,402	489,651
National Retail Properties, Inc.	8,205	390,640
Omega Healthcare Investors, Inc.	15,086	467,666
Rayonier, Inc.	7,618	287,580
Simon Property Group, Inc.	3,732	405,444
SL Green Realty Corp.	4,830	239,810
Spirit Realty Capital, Inc.	8,459	375,072
STORE Capital Corp.	7,522	218,288
Ventas, Inc.	1,790	96,266
VICI Properties, Inc.	14,766	504,850
Vornado Realty Trust	10,545	320,463
Welltower, Inc.	3,867	333,877
WP Carey, Inc.	5,471	488,560
		6,919,531
Retailers — 0.6%
Bath & Body Works, Inc.	5,453	193,800
Gap, Inc. (The)	22,341	214,920
Kohl's Corp.	2,573	74,977
		483,697
Software & Computer Services — 1.0%
Hewlett Packard Enterprise Co.	28,998	412,931
International Business Machines Corp.	2,996	391,847
		804,778
Technology Hardware & Equipment — 5.1%
Analog Devices, Inc.	2,628	451,911
Broadcom, Inc.	800	428,384
Corning, Inc.	11,356	417,447
HP, Inc.	11,983	400,112
Intel Corp.	9,641	350,065
KLA Corp.	1,239	475,206
Microchip Technology, Inc.	1,884	129,732
National Instruments Corp.	3,126	118,788
NetApp, Inc.	5,657	403,514
QUALCOMM, Inc.	2,805	406,893
Texas Instruments, Inc.	1,842	329,515
		3,911,567
Telecommunications Equipment — 2.5%
Arista Networks, Inc. *	3,976	463,721
Cisco Systems, Inc.	8,685	394,038
Juniper Networks, Inc.	13,924	390,290
Lumentum Holdings, Inc. *	162	14,654
Motorola Solutions, Inc.	2,103	501,755
Ubiquiti, Inc. (a)	614	185,201
		1,949,659

JPMorgan U.S. Dividend ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Service Providers — 4.7%
AT&T, Inc.	21,892	411,132
Cable One, Inc.	295	406,121
Charter Communications, Inc., Class A *	797	344,384
Comcast Corp., Class A	10,061	377,489
DISH Network Corp., Class A *	7,042	122,319
Liberty Broadband Corp., Class C *	3,185	346,942
Lumen Technologies, Inc.	40,195	437,723
Roku, Inc. *	4,565	299,099
T-Mobile US, Inc. *	3,273	468,235
Verizon Communications, Inc.	8,343	385,363
		3,598,807
Tobacco — 1.1%
Altria Group, Inc.	9,228	404,740
Philip Morris International, Inc.	4,428	430,180
		834,920
Travel & Leisure — 0.4%
Copa Holdings SA, Class A (Panama) *	1,317	88,529
Darden Restaurants, Inc.	849	105,692
Travel + Leisure Co.	3,334	143,728
		337,949
Total Common Stocks (Cost $75,478,046)		76,612,013
Short-Term Investments — 0.8%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)(Cost $184,520)	184,520	184,520
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)(Cost $460,839)	460,839	460,839
Total Short-Term Investments (Cost $645,359)		645,359
Total Investments — 100.6% (Cost $76,123,405)		77,257,372
Liabilities in Excess of Other Assets — (0.6)%		(487,316)
NET ASSETS — 100.0%		76,770,056

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $450,885.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2022.

JPMorgan U.S. Dividend ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-Mini S&P 500 Index	3	09/16/2022	USD	62,021	7,020

Abbreviations
USD	United States Dollar

JPMorgan U.S. Dividend ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$77,257,372	$—	$—	$77,257,372
Appreciation in Other Financial Instruments
Futures Contracts (a)	$7,020	$—	$—	$7,020

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan U.S. Dividend ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	$80,127	$3,161,211	$3,056,818	$—	$—	$184,520	184,520	$427	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	—	3,213,631	2,752,792	—	—	460,839	460,839	1,462	—
Total	$80,127	$6,374,842	$5,809,610	$—	$—	$645,359		$1,889	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.